Document and Entity Information	0 Months Ended
Nov. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 29, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Nov. 27, 2013
Document Effective Date	Nov. 29, 2013
Prospectus Date	Nov. 29, 2013
Convergence Opportunities Fund | Convergence Opportunities Fund - Investment Class
Risk/Return:
Trading Symbol	CIPVX
Convergence Opportunities Fund | Convergence Opportunities Fund - Institutional Class
Risk/Return:
Trading Symbol	CIPOX